Income taxes (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expenses

The income tax expenses consisted of the following components:

	For the Three	For the Nine
	Months Period Ended	Months Period Ended
	January 31, 2026	January 31, 2026
	(Unaudited) US$	(Unaudited) US$
Current income tax expenses	$1,676,633	$2,730,908
Total income tax expenses	$1,676,633	$2,730,908
The income tax expenses consisted of the following components:
	For the Years Ended April 30,
	2025	2024
Current income tax expenses	$1,210,947	$182,836
Total income tax expenses	$1,210,947	$182,836

Schedule of income tax reconciliation

A reconciliation of The Target Company’s Malaysia statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Three	For the Nine
	Months Period Ended	Months Period Ended
	January 31, 2026	January 31, 2026
	(Unaudited) %	(Unaudited) %
Income tax expense with Malaysia statutory tax rate	24.0%	24.0%
Effective income tax rate	24.0%	24.0%

A reconciliation of The Target Company’s Malaysia statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Years Ended April 30,
	2025	2024
Income tax expense with Malaysia statutory tax rate	24.0%	24.0%
Changes of deferred tax assets valuation allowances	-	(5.7)%
Effective income tax rate	24.0%	18.3%